Schedule of Investments (unaudited)	iShares® Expanded Tech-Software Sector ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Application Software — 62.3%
8x8 Inc.(a)	219,984	$6,106,756
ACI Worldwide Inc.(a)(b)	236,486	8,783,090
Adobe Inc.(a)	743,489	435,416,898
Alarm.com Holdings Inc.(a)	90,708	7,682,968
Altair Engineering Inc., Class A(a)(b)	91,492	6,310,203
Alteryx Inc., Class A(a)(b)	118,548	10,197,499
Anaplan Inc.(a)	289,402	15,425,127
ANSYS Inc.(a)	174,477	60,553,988
Appfolio Inc., Class A(a)(b)	35,193	4,969,252
Asana Inc., Class A(a)(b)	55,405	3,436,772
Aspen Technology Inc.(a)(b)	136,168	18,728,547
Autodesk Inc.(a)	440,498	128,581,366
Avalara Inc.(a)(b)	172,114	27,848,045
Avaya Holdings Corp.(a)	153,068	4,117,529
Bill.com Holdings Inc.(a)(b)	124,912	22,881,380
Blackbaud Inc.(a)	97,735	7,483,569
Blackline Inc.(a)(b)	103,591	11,526,571
Bottomline Technologies DE Inc.(a)	79,984	2,965,807
Box Inc., Class A(a)	296,511	7,575,856
BTRS Holdings Inc.(a)(b)	127,397	1,607,750
Cadence Design Systems Inc.(a)	557,146	76,228,716
CDK Global Inc.	243,518	12,100,409
Cerence Inc.(a)	75,733	8,081,468
Ceridian HCM Holding Inc.(a)	263,022	25,229,070
Citrix Systems Inc.	248,570	29,149,804
Cloudera Inc.(a)(b)	447,225	7,092,989
Cornerstone OnDemand Inc.(a)	124,787	6,436,513
Coupa Software Inc.(a)(b)	146,928	38,511,298
Datadog Inc., Class A(a)	435,328	45,308,938
Descartes Systems Group Inc. (The)(a)(b)	168,986	11,687,072
Digital Turbine Inc.(a)(b)	155,730	11,840,152
DocuSign Inc.(a)	389,532	108,901,461
Domo Inc., Class B(a)	56,865	4,596,398
Dropbox Inc., Class A(a)	592,225	17,950,340
Duck Creek Technologies Inc.(a)(b)	66,323	2,885,714
Dynatrace Inc.(a)	369,112	21,563,523
E2open Parent Holdings Inc.(a)(b)	251,859	2,876,230
Elastic NV(a)	126,880	18,494,029
Envestnet Inc.(a)(b)	114,440	8,681,418
Everbridge Inc.(a)(b)	75,368	10,256,077
Fair Isaac Corp.(a)	57,622	28,965,427
Five9 Inc.(a)	134,218	24,614,239
Guidewire Software Inc.(a)(b)	167,509	18,881,614
HubSpot Inc.(a)(b)	87,924	51,235,073
InterDigital Inc.	61,604	4,498,940
Intuit Inc.	547,112	268,177,889
j2 Global Inc.(a)	84,909	11,679,233
Jamf Holding Corp.(a)(b)	73,749	2,475,754
Lightspeed POS Inc.(a)(b)	181,276	15,156,486
LivePerson Inc.(a)(b)	128,376	8,118,498
Manhattan Associates Inc.(a)	127,615	18,483,757
Medallia Inc.(a)(b)	172,917	5,835,949
MicroStrategy Inc., Class A(a)(b)	15,568	10,344,936
Mimecast Ltd.(a)	118,553	6,289,237
Momentive Global Inc.(a)	243,671	5,134,148
New Relic Inc.(a)(b)	109,833	7,355,516
Nuance Communications Inc.(a)	570,729	31,070,487
Nutanix Inc., Class A(a)	408,811	15,624,756
Security	Shares	Value

Application Software (continued)
Open Text Corp.	546,973	$27,786,228
Pagerduty Inc.(a)(b)	116,995	4,981,647
Palantir Technologies Inc., Class A(a)	903,554	23,817,683
Paycom Software Inc.(a)	98,349	35,746,911
Paylocity Holding Corp.(a)(b)	75,287	14,364,760
Pegasystems Inc.	79,732	11,097,897
PROS Holdings Inc.(a)(b)	79,735	3,633,524
PTC Inc.(a)(b)	210,569	29,744,977
Q2 Holdings Inc.(a)(b)	105,949	10,868,248
QAD Inc., Class A	23,058	2,006,507
Qualtrics International Inc., Class A(a)	115,150	4,404,488
RingCentral Inc., Class A(a)(b)	161,664	46,976,325
Riot Blockchain Inc.(a)(b)	168,462	6,345,964
salesforce.com Inc.(a)	1,657,671	404,919,295
Slack Technologies Inc., Class A(a)	1,024,262	45,374,807
Smartsheet Inc., Class A(a)	234,462	16,956,292
Splunk Inc.(a)	328,107	47,437,710
Sprout Social Inc., Class A(a)(b)	57,264	5,120,547
SPS Commerce Inc.(a)	71,982	7,187,403
SS&C Technologies Holdings Inc.	445,562	32,107,198
Synopsys Inc.(a)	305,436	84,236,194
Trade Desk Inc. (The), Class A(a)(b)	863,241	66,780,324
Tyler Technologies Inc.(a)	81,514	36,874,488
Verint Systems Inc.(a)	130,306	5,872,891
Vonage Holdings Corp.(a)(b)	473,100	6,817,371
Workday Inc., Class A(a)	378,299	90,315,103
Workiva Inc.(a)(b)	84,497	9,407,051
Yext Inc.(a)(b)	200,346	2,862,944
Zendesk Inc.(a)(b)	237,533	34,285,513
Zoom Video Communications Inc., Class A(a)(b)	426,655	165,128,285
		3,077,471,106
Interactive Home Entertainment — 5.9%
Activision Blizzard Inc.	1,555,648	148,471,045
Electronic Arts Inc.	573,029	82,418,761
Take-Two Interactive Software Inc.(a)	231,649	41,006,506
Zynga Inc., Class A(a)	2,027,058	21,547,627
		293,443,939
Interactive Media & Services — 2.6%
Snap Inc., Class A, NVS(a)	1,878,733	128,016,866

Systems Software — 29.1%
Appian Corp.(a)(b)	78,778	10,851,670
BlackBerry Ltd.(a)(b)	1,041,764	12,730,356
Cloudflare Inc., Class A(a)	384,699	40,716,542
CommVault Systems Inc.(a)	92,199	7,207,196
Crowdstrike Holdings Inc., Class A(a)	398,695	100,196,040
Dolby Laboratories Inc., Class A	130,648	12,841,392
FireEye Inc.(a)(b)	479,254	9,690,516
Fortinet Inc.(a)(b)	271,391	64,642,622
McAfee Corp., Class A	72,002	2,017,496
Microsoft Corp.	1,547,795	419,297,665
NortonLifeLock Inc.	1,161,173	31,607,129
Oracle Corp.	3,637,012	283,105,014
Palo Alto Networks Inc.(a)(b)	194,983	72,348,442
Ping Identity Holding Corp.(a)(b)	74,458	1,705,088
Progress Software Corp.	88,418	4,089,333
Proofpoint Inc.(a)	114,777	19,943,652
Qualys Inc.(a)(b)	67,414	6,787,916
Rapid7 Inc.(a)	110,324	10,439,960
SailPoint Technologies Holdings Inc.(a)(b)	184,592	9,427,113

Schedule of Investments (unaudited) (continued)	iShares® Expanded Tech-Software Sector ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Systems Software (continued)
ServiceNow Inc.(a)	395,297	$217,235,466
SolarWinds Corp.(a)	147,329	2,488,387
Telos Corp.(a)(b)	48,890	1,662,749
Tenable Holdings Inc.(a)	137,801	5,698,071
Teradata Corp.(a)	219,416	10,964,218
Varonis Systems Inc.(a)(b)	212,425	12,239,929
VMware Inc., Class A(a)(b)	162,092	25,929,857
Xperi Holding Corp.	209,595	4,661,393
Zscaler Inc.(a)	149,690	32,342,021
Zuora Inc., Class A(a)(b)	211,522	3,648,755
		1,436,515,988

Total Common Stocks — 99.9%
(Cost: $4,752,834,584)		4,935,447,899

Short-Term Investments

Money Market Funds — 4.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	224,943,725	225,078,691
Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	5,440,000	$5,440,000
		230,518,691

Total Short -Term Investments — 4.7%
(Cost: $230,390,489)		230,518,691

Total Investments in Securities — 104.6%
(Cost: $4,983,225,073)		5,165,966,590

Other Assets, Less Liabilities — (4.6)%		(226,686,282)

Net Assets — 100.0%		$4,939,280,308

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$224,544,053	$540,374	(a)	$—	$13,186	$(18,922)	$225,078,691	224,943,725	$167,252	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,920,000	520,000	(a)	—	—	—	5,440,000	5,440,000	143		—
					$13,186	$(18,922)	$230,518,691		$167,395		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 Micro E-Mini Index	4	09/17/21	$462	$2,927
S&P Select Sector Technology E-Mini Index	23	09/17/21	3,419	136,820
				$139,747

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® Expanded Tech-Software Sector ETF
June 30, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,935,447,899	$—	$—	$4,935,447,899
Money Market Funds	230,518,691	—	—	230,518,691
	$5,165,966,590	$—	$—	$5,165,966,590
Derivative financial instruments(a)
Assets
Futures Contracts	$139,747	$—	$—	$139,747

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

NVS	Non-Voting Shares

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